United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

This filing is on behalf of five of the six series of funds of SunAmerica Series, Inc.

AIG Multi-Asset Allocation Fund@‡

Portfolio of Investments — January 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Commodity Strategy Investment Companies — 9.6%
SunAmerica Specialty Series AIG Commodity Strategy Fund, Class A† (cost $31,961,022)	3,571,836	$26,217,279
Domestic Equity Investment Companies — 52.5%
SunAmerica Series, Inc. AIG Focused Dividend Strategy Fund, Class A	735,611	12,689,298
SunAmerica Series, Inc. AIG Select Dividend Growth Fund, Class A	1,849,365	29,090,512
SunAmerica Series, Inc. AIG Strategic Value Fund, Class A	1,052,705	29,307,320
SunAmerica Specialty Series AIG ESG Dividend Fund, Class A†	942,038	13,970,421
SunAmerica Specialty Series AIG Focused Alpha Large-Cap Fund, Class A	561,316	14,386,537
SunAmerica Specialty Series AIG Focused Multi-Cap Growth Fund, Class A	572,587	14,034,117
SunAmerica Specialty Series AIG Small-Cap Fund, Class A	1,711,632	29,816,624
Total Domestic Equity Investment Companies (cost $129,208,292)		143,294,829
Fixed Income Investment Companies — 19.0%
SunAmerica Income Funds AIG Flexible Credit Fund, Class A	3,828,330	13,169,456
SunAmerica Income Funds AIG Strategic Bond Fund, Class A	1,986,941	6,695,992
SunAmerica Income Funds AIG U.S. Government Securities Fund, Class A	2,729,877	24,978,373
SunAmerica Senior Floating Rate Fund, Inc. AIG Senior Floating Rate Fund, Class A	846,056	6,853,056
Total Fixed Income Investment Companies (cost $52,750,741)		51,696,877
Foreign Equity Investment Companies — 9.3%
SunAmerica Equity Funds AIG International Dividend Strategy Fund, Class A	1,503,862	12,963,292
SunAmerica Equity Funds AIG Japan Fund, Class A	1,685,951	12,476,039
Total Foreign Equity Investment Companies (cost $26,244,496)		25,439,331
Global Strategies Investment Companies — 9.8%
SunAmerica Specialty Series AIG Global Trends Fund, Class A	1,047,449	13,512,097
SunAmerica Specialty Series AIG Income Explorer Fund, Class A	892,351	13,242,482
Total Global Strategies Investment Companies (cost $28,444,309)		26,754,579
TOTAL INVESTMENTS (cost $268,608,860)(1)	100.2%	273,402,895
Liabilities in excess of other assets	(0.2)	(461,178)
NET ASSETS —	100.0%	$272,941,717

‡                               On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Multi-Asset Allocation Portfolio to the “AIG Multi-Asset Allocation Fund,” effective February 28, 2017.

†                               Non-income producing security

#                               See Note 2

@                          The AIG Multi-Asset Allocation Fund invests in various AIG Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.aig.com/funds.

(1)                       See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$273,402,895	$—	$—	$273,402,895

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG Active Allocation Fund@‡

Portfolio of Investments — January 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 2.0%
SunAmerica Specialty Series AIG Commodity Strategy Fund, Class A† (cost $2,884,693)	406,677	$2,985,011
Domestic Equity Investment Companies — 51.8%
SunAmerica Series, Inc. AIG Focused Dividend Strategy Fund, Class A	532,105	9,178,814
SunAmerica Series, Inc. AIG Select Dividend Growth Fund, Class A	645,712	10,157,045
SunAmerica Series, Inc. AIG Strategic Value Fund, Class A	601,687	16,750,972
SunAmerica Specialty Series AIG ESG Dividend Fund, Class A†	403,825	5,988,719
SunAmerica Specialty Series AIG Focused Alpha Large-Cap Fund, Class A	507,345	13,003,241
SunAmerica Specialty Series AIG Focused Multi-Cap Growth Fund, Class A	477,448	11,702,253
SunAmerica Specialty Series AIG Small-Cap Fund, Class A	605,420	10,546,408
Total Domestic Equity Investment Companies (cost $71,086,205)		77,327,452
Fixed Income Investment Companies — 29.3%
SunAmerica Income Funds AIG Flexible Credit Fund, Class A	3,146,409	10,823,649
SunAmerica Income Funds AIG Strategic Bond Fund, Class A	3,374,701	11,372,741
SunAmerica Income Funds AIG U.S. Government Securities Fund, Class A	1,147,616	10,500,686
SunAmerica Senior Floating Rate Fund, Inc. AIG Senior Floating Rate Fund, Class A	1,355,025	10,975,700
Total Fixed Income Investment Companies (cost $44,327,439)		43,672,776
Foreign Equity Investment Companies — 8.3%
SunAmerica Equity Funds AIG International Dividend Strategy Fund, Class A	1,098,054	9,465,221
SunAmerica Equity Funds AIG Japan Fund, Class A	393,030	2,908,421
Total Foreign Equity Investment Companies (cost $13,297,007)		12,373,642
Global Strategies Investment Companies — 8.7%
SunAmerica Specialty Series AIG Global Trends Fund, Class A	774,243	9,987,740
SunAmerica Specialty Series AIG Income Explorer Fund, Class A	203,348	3,017,687
Total Global Strategies Investment Companies (cost $13,325,769)		13,005,427
TOTAL INVESTMENTS (cost $144,921,113)(1)	100.1%	149,364,308
Liabilities in excess of other assets	(0.1)	(218,093)
NET ASSETS —	100.0%	$149,146,215

‡                               On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Active Allocation Portfolio to the “AIG Active Allocation Fund,” effective February 28, 2017.

†                               Non-income producing security

#                               See Note 2

@                          The AIG Active Allocation Fund invests in various AIG Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.aig.com/funds.

(1)                       See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$149,364,308	$—	$—	$149,364,308

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG Focused Dividend Strategy Fund‡

Portfolio of Investments — January 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.7%
Advertising Agencies — 3.3%
Omnicom Group, Inc.	5,082,081	$435,280,238
Aerospace/Defense — 3.9%
Boeing Co.	3,124,242	510,563,628
Beverages-Non-alcoholic — 3.1%
Coca-Cola Co.	10,009,272	416,085,437
Chemicals-Diversified — 3.7%
LyondellBasell Industries NV, Class A	5,220,105	486,879,193
Computer Services — 3.6%
International Business Machines Corp.	2,696,969	470,675,030
Computers — 3.1%
HP, Inc.	27,530,454	414,333,333
Electric Products-Misc. — 3.7%
Emerson Electric Co.	8,346,735	489,619,475
Engines-Internal Combustion — 3.7%
Cummins, Inc.	3,306,797	486,132,227
Machinery-Construction & Mining — 3.5%
Caterpillar, Inc.	4,795,749	458,761,349
Medical-Biomedical/Gene — 3.1%
Gilead Sciences, Inc.	5,733,146	415,366,428
Medical-Drugs — 6.3%
AbbVie, Inc.	6,931,799	423,602,237
Pfizer, Inc.	12,731,574	403,972,843
		827,575,080
Networking Products — 3.2%
Cisco Systems, Inc.	13,820,506	424,565,944
Oil Companies-Integrated — 6.5%
Chevron Corp.	4,138,172	460,785,453
Exxon Mobil Corp.	4,814,016	403,847,802
		864,633,255
Oil Refining & Marketing — 3.6%
Valero Energy Corp.	7,193,875	473,069,220
Retail-Apparel/Shoe — 5.3%
Gap, Inc.	15,715,387	361,925,362
L Brands, Inc.	5,737,089	345,430,129
		707,355,491
Retail-Consumer Electronics — 3.5%
Best Buy Co., Inc.	10,470,642	466,152,982
Retail-Regional Department Stores — 5.4%
Kohl’s Corp.(1)	9,243,936	368,185,971
Macy’s, Inc.	11,680,695	345,047,730
		713,233,701
Retail-Restaurants — 6.7%
Darden Restaurants, Inc.	6,013,514	440,670,306
McDonald’s Corp.	3,613,953	442,962,219
		883,632,525
Semiconductor Equipment — 3.3%
KLA-Tencor Corp.	5,130,175	436,629,194
Telephone-Integrated — 9.4%
AT&T, Inc.	10,634,533	448,351,911
CenturyLink, Inc.	15,255,536	394,508,161
Verizon Communications, Inc.	8,268,961	405,261,779
		1,248,121,851
Tobacco — 10.8%
Altria Group, Inc.	6,677,656	475,315,554
Philip Morris International, Inc.	4,335,617	416,782,862
Reynolds American, Inc.	8,823,490	530,556,454
		1,422,654,870
Total Long-Term Investment Securities (cost $12,089,021,612)		13,051,320,451
SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Treasuries — 0.9%
United States Treasury Bills
0.45% due 02/02/2017	$20,000,000	19,999,760
0.46% due 02/02/2017	80,000,000	79,999,040
0.52% due 02/16/2017	20,000,000	19,996,280
Total Short-Term Investment Securities (cost $119,994,446)		119,995,080
REPURCHASE AGREEMENTS — 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03% dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $22,282,307 and collateralized by $25,255,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $22,727,934	22,282,288	22,282,288
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03% dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $9,860,720 and collateralized by $10,345,000 of United States Treasury Bonds, bearing interest at 2.88% due 08/15/2045 and having an approximate value of $10,059,675	9,860,712	9,860,712
Total Repurchase Agreements (cost $32,143,000)		32,143,000
TOTAL INVESTMENTS (cost $12,241,159,058)(2)	99.9%	13,203,458,531
Other assets less liabilities	0.1	17,637,538
NET ASSETS —	100.0%	$13,221,096,069

‡                               On November 18, 2016, the Board of Directors approved a change in the name of the Focused Dividend Strategy Portfolio to the “AIG Focused Dividend Strategy Fund,” effective February 28, 2017.

(1)                       See Note 2

(2)                       See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,051,320,451	$—	$—	$13,051,320,451
Short-Term Investment Securities	—	119,995,080	—	119,995,080
Repurchase Agreements	—	32,143,000	—	32,143,000
Total Investments at Value	$13,051,320,451	$152,138,080	$—	$13,203,458,531

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG Strategic Value Fund‡

Portfolio of Investments — January 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.8%
Aerospace/Defense — 4.1%
General Dynamics Corp.	20,815	$3,769,180
National Presto Industries, Inc.	11,408	1,213,811
Northrop Grumman Corp.	10,758	2,464,443
Raytheon Co.	17,181	2,476,813
		9,924,247
Aerospace/Defense-Equipment — 1.7%
L3 Technologies, Inc.	12,843	2,038,056
United Technologies Corp.	18,171	1,992,813
		4,030,869
Airlines — 0.3%
JetBlue Airways Corp.†	41,028	804,559
Applications Software — 2.5%
Microsoft Corp.	92,856	6,003,140
Auto/Truck Parts & Equipment-Original — 2.0%
Allison Transmission Holdings, Inc.	38,908	1,361,002
Cooper-Standard Holding, Inc.†	12,219	1,286,416
Lear Corp.	15,960	2,267,757
		4,915,175
Banks-Commercial — 0.7%
Regions Financial Corp.	113,549	1,636,241
Banks-Super Regional — 2.4%
PNC Financial Services Group, Inc.	13,800	1,662,348
Wells Fargo & Co.	74,148	4,176,757
		5,839,105
Beverages-Wine/Spirits — 0.6%
Brown-Forman Corp., Class B	32,564	1,484,918
Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	35,827	1,575,672
Building-Heavy Construction — 0.4%
Chicago Bridge & Iron Co. NV	32,394	1,075,805
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	25,637	1,933,543
Chemicals-Diversified — 2.6%
Dow Chemical Co.	105,933	6,316,785
Commercial Services-Finance — 0.5%
H&R Block, Inc.	57,753	1,239,379
Computer Services — 2.3%
International Business Machines Corp.	25,773	4,497,904
Leidos Holdings, Inc.	21,489	1,038,348
		5,536,252
Computers-Memory Devices — 0.9%
NetApp, Inc.	54,010	2,069,663
Cosmetics & Toiletries — 2.7%
Procter & Gamble Co.	76,014	6,658,826
Diagnostic Equipment — 0.6%
Abbott Laboratories	34,670	1,448,166
Dialysis Centers — 0.6%
DaVita, Inc.†	23,136	1,474,920
Diversified Banking Institutions — 2.8%
Bank of America Corp.	127,448	2,885,423
JPMorgan Chase & Co.	46,619	3,945,366
		6,830,789
Diversified Manufacturing Operations — 3.6%
Crane Co.	27,104	1,952,572
Eaton Corp. PLC	19,202	1,359,118
Ingersoll-Rand PLC	22,192	1,760,935
Parker-Hannifin Corp.	24,362	3,584,381
		8,657,006
Electric Products-Misc. — 1.2%
Emerson Electric Co.	48,396	2,838,909
Electric-Integrated — 5.6%
AES Corp.	90,043	1,030,092
Exelon Corp.	47,395	1,700,533
FirstEnergy Corp.	34,982	1,060,654
Portland General Electric Co.	76,738	3,346,544
Public Service Enterprise Group, Inc.	99,233	4,391,060
Southern Co.	23,812	1,177,027
Xcel Energy, Inc.	21,743	898,421
		13,604,331
Electronic Components-Misc. — 0.6%
AVX Corp.	82,952	1,343,822
Electronic Components-Semiconductors — 2.8%
Intel Corp.	187,275	6,895,466
Engineering/R&D Services — 1.1%
Jacobs Engineering Group, Inc.†	28,934	1,694,086
KBR, Inc.	59,507	1,012,214
		2,706,300
Enterprise Software/Service — 3.0%
CA, Inc.	102,061	3,191,447
Oracle Corp.	103,416	4,148,016
		7,339,463
Environmental Consulting & Engineering — 0.7%
Tetra Tech, Inc.	38,282	1,672,923
Finance-Other Services — 2.1%
CME Group, Inc.	25,417	3,077,490
Nasdaq, Inc.	28,087	1,981,257
		5,058,747
Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	16,657	1,045,893
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	24,884	1,548,531
Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	42,759	2,908,467
Insurance-Life/Health — 1.0%
Aflac, Inc.	14,716	1,029,973
Prudential Financial, Inc.	14,050	1,476,795
		2,506,768
Insurance-Multi-line — 1.9%
Chubb, Ltd.	35,693	4,693,273
Insurance-Property/Casualty — 1.9%
Mercury General Corp.	31,319	1,980,927
Progressive Corp.	39,233	1,468,883
Travelers Cos., Inc.	10,368	1,221,143
		4,670,953
Insurance-Reinsurance — 0.9%
Endurance Specialty Holdings, Ltd.	23,409	2,169,780

1

Internet Security — 1.2%
Symantec Corp.	106,902	2,945,150
Investment Management/Advisor Services — 4.2%
Franklin Resources, Inc.	194,052	7,711,627
Legg Mason, Inc.	77,029	2,441,049
		10,152,676
Machine Tools & Related Products — 0.8%
Lincoln Electric Holdings, Inc.	24,785	2,066,325
Medical Labs & Testing Services — 1.7%
Quintiles IMS Holdings, Inc.†	51,964	4,078,654
Medical-Biomedical/Gene — 0.3%
PDL BioPharma, Inc.	287,243	631,935
Medical-Drugs — 5.3%
Johnson & Johnson	90,441	10,242,443
Merck & Co., Inc.	43,332	2,686,151
		12,928,594
Medical-HMO — 0.8%
Anthem, Inc.	13,270	2,045,438
Medical-Hospitals — 1.5%
Envision Healthcare Corp.†	22,551	1,533,468
HCA Holdings, Inc.†	26,658	2,140,104
		3,673,572
Motion Pictures & Services — 0.5%
Dolby Laboratories, Inc., Class A	26,425	1,266,022
Multimedia — 1.0%
Time Warner, Inc.	25,221	2,442,654
Networking Products — 1.9%
Cisco Systems, Inc.	148,086	4,549,202
Oil & Gas Drilling — 3.5%
Atwood Oceanics, Inc.†	150,154	1,825,873
Diamond Offshore Drilling, Inc.†	65,947	1,080,212
Ensco PLC, Class A	269,743	2,945,594
Noble Corp. PLC	396,422	2,675,848
		8,527,527
Oil Companies-Exploration & Production — 0.9%
Bill Barrett Corp.†	342,306	2,242,104
California Resources Corp.†	661	14,159
		2,256,263
Oil Companies-Integrated — 4.1%
Exxon Mobil Corp.	118,670	9,955,226
Oil Refining & Marketing — 1.6%
Phillips 66	29,063	2,372,122
Valero Energy Corp.	22,117	1,454,414
		3,826,536
Oil-Field Services — 0.9%
Schlumberger, Ltd.	26,805	2,243,847
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	22,474	1,548,009
Real Estate Management/Services — 1.7%
Jones Lang LaSalle, Inc.	15,597	1,606,959
RE/MAX Holdings, Inc., Class A	43,055	2,413,233
		4,020,192
Retail-Catalog Shopping — 0.5%
Liberty Interactive Corp. QVC Group, Class A†	58,096	1,114,281
Retail-Discount — 1.9%
Target Corp.	22,580	1,455,958
Wal-Mart Stores, Inc.	49,090	3,276,267
		4,732,225
Retail-Drug Store — 1.0%
CVS Health Corp.	10,829	853,434
Walgreens Boots Alliance, Inc.	18,747	1,536,129
		2,389,563
Rubber-Tires — 0.5%
Goodyear Tire & Rubber Co.	35,977	1,165,295
Semiconductor Components-Integrated Circuits — 0.6%
QUALCOMM, Inc.	27,570	1,473,065
Telephone-Integrated — 3.7%
AT&T, Inc.	69,257	2,919,875
Verizon Communications, Inc.	123,734	6,064,204
		8,984,079
Tobacco — 0.7%
Altria Group, Inc.	22,588	1,607,814
Tools-Hand Held — 0.7%
Stanley Black & Decker, Inc.	13,413	1,663,212
Total Long-Term Investment Securities (cost $212,819,339)		242,746,042

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03% dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $410,000 and collateralized by $465,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $418,471 (cost $410,000)	$410,000	410,000
TOTAL INVESTMENTS (cost $213,229,339)(1)	100.0%	243,156,042
Liabilities in excess of other assets	(0.0)	(37,647)
NET ASSETS —	100.0%	$243,118,395

‡                               On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Strategic Value Portfolio to the “AIG Strategic Value Fund,” effective February 28, 2017.

†                               Non-income producing security

(1)                       See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$242,746,042	$—	$—	$242,746,042
Repurchase Agreements	—	410,000	—	410,000
Total Investments at Value	$242,746,042	$410,000	$—	$243,156,042

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

AIG Select Dividend Growth Fund‡

Portfolio of Investments — January 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.3%
Advertising Agencies — 2.4%
Omnicom Group, Inc.	12,688	$1,086,727
Aerospace/Defense — 2.9%
Boeing Co.	7,851	1,283,010
Agricultural Chemicals — 6.1%
CF Industries Holdings, Inc.	42,524	1,500,672
Mosaic Co.	38,870	1,219,352
		2,720,024
Apparel Manufacturers — 1.9%
VF Corp.	16,810	865,379
Chemicals-Diversified — 5.4%
Dow Chemical Co.	19,555	1,166,065
Eastman Chemical Co.	16,089	1,246,897
		2,412,962
Commercial Services-Finance — 4.3%
H&R Block, Inc.	43,638	936,471
Western Union Co.	51,803	1,014,303
		1,950,774
Computer Services — 2.5%
International Business Machines Corp.	6,503	1,134,904
Computers — 2.5%
HP, Inc.	75,289	1,133,099
Diversified Manufacturing Operations — 3.0%
Parker-Hannifin Corp.	9,189	1,351,978
Engines-Internal Combustion — 2.8%
Cummins, Inc.	8,590	1,262,816
Enterprise Software/Service — 2.1%
CA, Inc.	30,456	952,359
Finance-Investment Banker/Broker — 2.2%
Lazard, Ltd., Class A	23,454	996,326
Hotels/Motels — 2.6%
Wyndham Worldwide Corp.	14,777	1,168,270
Housewares — 2.2%
Tupperware Brands Corp.	16,746	1,010,789
Human Resources — 3.2%
ManpowerGroup, Inc.	15,121	1,443,451
Industrial Automated/Robotic — 3.0%
Rockwell Automation, Inc.	9,028	1,336,054
Insurance-Property/Casualty — 4.7%
AmTrust Financial Services, Inc.	43,967	1,160,289
First American Financial Corp.	25,100	943,258
		2,103,547
Investment Management/Advisor Services — 4.3%
Legg Mason, Inc.	31,216	989,235
T. Rowe Price Group, Inc.	14,159	954,883
		1,944,118
Networking Products — 2.4%
Cisco Systems, Inc.	34,375	1,056,000
Oil Refining & Marketing — 2.7%
HollyFrontier Corp.	42,627	1,234,904
Recreational Vehicles — 2.0%
Polaris Industries, Inc.	10,628	893,496
Resort/Theme Parks — 2.5%
Six Flags Entertainment Corp.	18,611	1,108,843
Retail-Apparel/Shoe — 2.1%
Gap, Inc.	41,598	958,002
Retail-Automobile — 3.2%
Penske Automotive Group, Inc.	26,488	1,439,888
Retail-Catalog Shopping — 3.3%
MSC Industrial Direct Co., Inc., Class A	14,601	1,491,492
Retail-Consumer Electronics — 3.1%
Best Buy Co., Inc.	31,234	1,390,538
Retail-Discount — 2.0%
Target Corp.	13,932	898,335
Retail-Mail Order — 2.1%
Williams-Sonoma, Inc.	19,406	935,563
Retail-Major Department Stores — 2.3%
Nordstrom, Inc.	23,727	1,049,208
Retail-Regional Department Stores — 4.2%
Kohl’s Corp.	25,234	1,005,070
Macy’s, Inc.	29,257	864,252
		1,869,322
Retail-Restaurants — 2.2%
Brinker International, Inc.	22,262	990,659
Semiconductor Components-Integrated Circuits — 2.0%
QUALCOMM, Inc.	16,771	896,074
Transport-Rail — 2.7%
Union Pacific Corp.	11,303	1,204,674
Transport-Services — 2.4%
United Parcel Service, Inc., Class B	9,708	1,059,434
Total Long-Term Investment Securities (cost $42,267,456)		44,633,019
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03% dated 01/31/2017, to be repurchased 02/01/2017 in the amount of $423,000 and collateralized by $480,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $431,970 (cost $423,000)	$423,000	423,000
TOTAL INVESTMENTS (cost $42,690,456)(1)	100.2%	45,056,019
Liabilities in excess of other assets	(0.2)	(109,179)
NET ASSETS —	100.0%	$44,946,840

‡                 On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Select Dividend Growth Portfolio to the “AIG Select Dividend Growth Fund,” effective February 28, 2017.

(1)         See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$44,633,019	$—	$—	$44,633,019
Repurchase Agreements	—	423,000	—	423,000
Total Investments at Value	$44,633,019	$423,000	$—	$45,056,019

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2017—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of January 31, 2017, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions.  Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of January 31, 2017, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of various AIG Funds. In addition, the AIG Focused Dividend Strategy Fund owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the period ended January 31, 2017, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2016	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2017
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$108,479	$—	$13,211,646	$128,504	$567,186	$(298,158)	$488,486	$12,963,292
SunAmerica Equity Funds, AIG Japan Fund, Class A	66,459	—	12,712,550	79,809	378,124	50,040	11,764	12,476,039
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	158,425	—	13,391,036	175,112	472,655	6,184	69,779	13,169,456
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	47,683	—	6,958,249	56,027	236,327	(16,868)	(65,089)	6,695,992
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	112,465	—	26,755,710	145,841	945,310	(68,403)	(909,465)	24,978,373
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	55,879	—	6,922,758	64,222	236,327	4,913	97,490	6,853,056
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	308,998	62,983	26,370,243	405,355	14,877,764	(52,998)	844,462	12,689,298
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	175,965	462,165	27,887,628	671,505	945,310	53,412	1,423,277	29,090,512
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	383,036	—	27,721,305	416,410	945,310	388,336	1,726,579	29,307,320
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	—	—	26,180,772	33,375	945,310	(553,879)	1,502,321	26,217,279
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	—	—	14,000,000	67,546	285	37,682	13,970,421
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	—	13,732,785	16,687	472,655	91,629	1,018,091	14,386,537
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	225,045	13,833,237	241,732	472,655	(10,122)	441,925	14,034,117
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	—	13,614,322	16,687	472,655	(105,357)	459,100	13,512,097
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	143,016	—	13,253,260	159,703	472,655	(17,557)	319,731	13,242,482
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	875,074	27,009,914	908,449	945,310	120,166	2,723,405	29,816,624
	$1,560,405	$1,625,267	$269,555,415	$17,519,418	$23,453,099	$(408,377)	$10,189,538	$273,402,895

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2016	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2017
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$78,579	$—	$9,461,056	$121,135	$257,505	$(51,874)	$192,409	$9,465,221
SunAmerica Equity Funds, AIG Japan Fund, Class A	15,485	—	2,949,731	29,670	85,835	(4,992)	19,847	2,908,421
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	129,634	—	10,900,119	182,829	321,881	4,401	58,181	10,823,649
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	80,660	—	11,716,880	137,401	343,340	(24,937)	(113,263)	11,372,741
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	76,347	—	19,055,454	136,069	7,983,435	(430,791)	(276,611)	10,500,686
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	89,137	—	10,991,709	142,332	321,881	(12,993)	176,533	10,975,700
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	105,637	21,532	8,952,353	169,725	257,505	10,279	303,962	9,178,814
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	61,346	161,122	9,672,691	272,116	300,423	17,897	494,764	10,157,045
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	218,491	—	15,723,350	296,511	472,093	80,103	1,123,101	16,750,972
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	—	—	1,497,476	1,510,639	71,275	4,485	43,686	2,985,011
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	—	—	6,000,000	27,595	161	16,153	5,988,719
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	—	12,291,406	56,741	343,340	62,830	935,604	13,003,241
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	186,924	11,406,511	236,573	300,423	(12,741)	372,333	11,702,253
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	—	9,978,392	49,649	300,423	(61,597)	321,719	9,987,740
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	32,487	—	2,995,595	47,120	93,800	(7,923)	76,695	3,017,687
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	308,721	9,470,210	354,823	278,964	37,509	962,830	10,546,408
	$887,803	$678,299	$147,062,933	$9,743,333	$11,759,718	$(390,183)	$4,707,943	$149,364,308

† Includes reinvestment of distributions paid.

AIG Focused Dividend Strategy

		Capital Gain	Market Value				Change in	Market Value
		Distributions	at October 31,	Cost of	Proceeds from	Realized	Unrealized	at January 31,
Security	Income	Received	2016	Purchases	Sales	Gain (Loss)	Gain (Loss)	2017
Kohl’s Corp.	$4,566,338	$—	$399,554,575	$5,529,210	$—	$—	$(36,897,814)	$368,185,971

Note 3. Federal Income Taxes

	AIG
	Multi-Asset	AIG
	Allocation	Active Allocation
	Fund	Fund
Cost (tax basis)	$273,630,545	$146,594,668
Appreciation	15,991,037	6,790,189
Depreciation	(16,218,687)	(4,020,549)
Net unrealized appreciation (depreciation)	$(227,650)	$2,769,640

	AIG Focused	AIG Strategic
	Dividend Strategy	Value
	Fund	Fund
Cost (tax basis)	$12,246,598,418	$213,576,414
Appreciation	1,226,791,200	38,265,877
Depreciation	(269,931,087)	(8,686,249)
Net unrealized appreciation (depreciation)	$956,860,113	$29,579,628

	AIG
	Select Dividend Growth
	Fund
Cost (tax basis)	$42,836,378
Appreciation	4,763,715
Depreciation	(2,544,074)
Net unrealized appreciation (depreciation)	$2,219,641

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2017

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 31, 2017